FAIR VALUE MEASUREMENTS - Assets at Fair Value (Details) - EBP 004 - Master Trust Balances - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Investments at fair value	$ 1,272,989	$ 1,214,897
Mutual funds
EBP, Master Trust [Line Items]
Investments at fair value	188,455	499,377
Common collective trusts
EBP, Master Trust [Line Items]
Investments at fair value	1,080,737	707,992
Unisys Common Stock Fund
EBP, Master Trust [Line Items]
Investments at fair value	3,797	7,528
Level 1
EBP, Master Trust [Line Items]
Investments at fair value	192,252	506,905
Level 1 | Mutual funds
EBP, Master Trust [Line Items]
Investments at fair value	188,455	499,377
Level 1 | Common collective trusts
EBP, Master Trust [Line Items]
Investments at fair value
Level 1 | Unisys Common Stock Fund
EBP, Master Trust [Line Items]
Investments at fair value	3,797	7,528
Level 2
EBP, Master Trust [Line Items]
Investments at fair value	1,080,737	707,992
Level 2 | Mutual funds
EBP, Master Trust [Line Items]
Investments at fair value
Level 2 | Common collective trusts
EBP, Master Trust [Line Items]
Investments at fair value	1,080,737	707,992
Level 2 | Unisys Common Stock Fund
EBP, Master Trust [Line Items]
Investments at fair value